Consolidated Statements of Operations (Parenthetical)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Per American Depositary Share, each representing 5 shares of common stock:
Number of shares per American Depository	5	5	5